Contents of Significant Accounts - Property, Plant and Equipment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		$ 224,983,404
Depreciation	$ 1,719,471	50,965,120	$ 49,691,035	$ 43,473,008
Impairment loss		0	(455,076)	(1,021,010)
Ending balance	$ 6,941,352	205,741,681	224,983,404
Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		875,822,847	793,375,282
Additions		31,140,639	83,703,970
Disposals		(3,261,488)	(4,032,768)
Transfers and reclassifications		3,324,557	8,915,371
Exchange effect		(12,803,998)	(6,139,008)
Ending balance		894,222,557	875,822,847	793,375,282
Accumulated Depreciation, Amortisation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		650,839,443	606,941,887
Depreciation		50,965,120	49,691,035
Impairment loss			455,076
Disposals		(3,230,750)	(3,992,896)
Transfers and reclassifications		0	0
Exchange effect		(10,092,937)	(2,255,659)
Ending balance		688,480,876	650,839,443	606,941,887
Land [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		1,314,402
Ending balance		1,314,402	1,314,402
Land [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		1,314,402	1,314,402
Additions		0	0
Disposals		0	0
Transfers and reclassifications		0	0
Exchange effect		0	0
Ending balance		1,314,402	1,314,402	1,314,402
Land [Member] | Accumulated Depreciation, Amortisation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		0	0
Depreciation		0	0
Impairment loss			0
Disposals		0	0
Transfers and reclassifications		0	0
Exchange effect		0	0
Ending balance		0	0	0
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		21,429,861
Ending balance		21,112,807	21,429,861
Buildings [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		37,042,323	31,396,873
Additions		0	0
Disposals		0	0
Transfers and reclassifications		1,479,439	6,020,884
Exchange effect		(448,102)	(375,434)
Ending balance		38,073,660	37,042,323	31,396,873
Buildings [Member] | Accumulated Depreciation, Amortisation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		15,612,462	14,125,822
Depreciation		1,492,606	1,514,819
Impairment loss			0
Disposals		0	0
Transfers and reclassifications		0	994
Exchange effect		(144,215)	(29,173)
Ending balance		16,960,853	15,612,462	14,125,822
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		155,539,235
Ending balance		160,497,062	155,539,235
Machinery and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		785,442,975	712,551,068
Additions		0	0
Disposals		(3,200,814)	(3,976,177)
Transfers and reclassifications		55,836,583	81,101,146
Exchange effect		(11,809,825)	(4,233,062)
Ending balance		826,268,919	785,442,975	712,551,068
Machinery and equipment [Member] | Accumulated Depreciation, Amortisation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		629,903,740	587,922,928
Depreciation		48,961,521	47,689,725
Impairment loss			447,279
Disposals		(3,172,320)	(3,937,744)
Transfers and reclassifications		(7,563)	(994)
Exchange effect		(9,913,521)	(2,217,454)
Ending balance		665,771,857	629,903,740	587,922,928
Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		21,958
Ending balance		18,751	21,958
Transportation equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		78,314	74,251
Additions		0	0
Disposals		(5,774)	(5,237)
Transfers and reclassifications		4,268	9,981
Exchange effect		(1,026)	(681)
Ending balance		75,782	78,314	74,251
Transportation equipment [Member] | Accumulated Depreciation, Amortisation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		56,356	56,624
Depreciation		5,639	5,264
Impairment loss			0
Disposals		(5,774)	(5,237)
Transfers and reclassifications		1,587	0
Exchange effect		(777)	(295)
Ending balance		57,031	56,356	56,624
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		1,627,959
Ending balance		2,038,816	1,627,959
Furniture and fixtures [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		6,826,957	6,064,146
Additions		0	0
Disposals		(40,115)	(51,354)
Transfers and reclassifications		924,252	831,465
Exchange effect		(35,296)	(17,300)
Ending balance		7,675,798	6,826,957	6,064,146
Furniture and fixtures [Member] | Accumulated Depreciation, Amortisation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		5,198,998	4,775,896
Depreciation		502,971	478,775
Impairment loss			1,848
Disposals		(39,914)	(49,915)
Transfers and reclassifications		5,976	0
Exchange effect		(31,049)	(7,606)
Ending balance		5,636,982	5,198,998	4,775,896
Leasehold improvement [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		7,307
Ending balance		4,353	7,307
Leasehold improvement [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		69,245	70,431
Additions		0	0
Disposals		(14,785)	0
Transfers and reclassifications		1,534	268
Exchange effect		(3,437)	(1,454)
Ending balance		52,557	69,245	70,431
Leasehold improvement [Member] | Accumulated Depreciation, Amortisation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		61,938	60,617
Depreciation		2,383	2,452
Impairment loss			0
Disposals		(12,742)	0
Transfers and reclassifications		0	0
Exchange effect		(3,375)	(1,131)
Ending balance		48,204	61,938	60,617
Construction in progress and equipment awaiting inspection [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		45,042,682
Ending balance		20,755,490	45,042,682
Construction in progress and equipment awaiting inspection [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		45,048,631	41,904,111
Additions		31,140,639	83,703,970
Disposals		0	0
Transfers and reclassifications		(54,921,519)	(79,048,373)
Exchange effect		(506,312)	(1,511,077)
Ending balance		20,761,439	45,048,631	41,904,111
Construction in progress and equipment awaiting inspection [Member] | Accumulated Depreciation, Amortisation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		5,949	0
Depreciation		0	0
Impairment loss			5,949
Disposals		0	0
Transfers and reclassifications		0	0
Exchange effect		0	0
Ending balance		$ 5,949	$ 5,949	$ 0